Pensions and Other Post-Employment and Long-term Benefit Plans - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) Participant	Dec. 31, 2020 RUB (₽) Participant	Dec. 31, 2019 Participant
Disclosure of defined benefit plans [abstract]
Number of active participants | Participant	42,134	43,801	47,288
Number of pensioners | Participant	36,098	37,640	37,814
Pensions and other post-employment benefit obligations	₽ 3,914	₽ 4,996
Other long-term benefit obligations	613	867
Remeasurement Of Defined Benefit Plans [Member]
Disclosure of defined benefit plans [abstract]
Deferred tax related to net loss from remeasurement of plans	₽ 103	₽ 119
Top of range [member]
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligation and other long-term benefits obligation	9 years	11 years